Annual Total Returns - FidelityFund-RetailPRO - FidelityFund-RetailPRO - Fidelity Fund - Fidelity Fund	Aug. 29, 2024
Bar Chart Table:
Annual Return 2014	12.85%
Annual Return 2015	3.35%
Annual Return 2016	4.82%
Annual Return 2017	23.82%
Annual Return 2018	(5.24%)
Annual Return 2019	33.48%
Annual Return 2020	26.43%
Annual Return 2021	33.21%
Annual Return 2022	(25.87%)
Annual Return 2023	30.92%